Loans and advances to banks - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Loans And Advances To Banks [Table]
Short-term deposits with central banks	€ 1,952	€ 2,519
Receivables related to finance lease contracts [member]
Disclosure Of Loans And Advances To Banks [Table]
Loans to banks	€ 5	€ 6